Subsidiaries exempt from audit (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of subsidiaries exempt from audit	The following UK subsidiary will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 December 2025.

Name	Registration number
CCEP Holdings (APS) Limited	12982568